Segments information	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segments information

Note 19 – Segments information

Upon adoption of the ASU 2023-07 on January 1, 2024, below disclosure and presentation have been retrospectively amended.

The Company’s operating segments have been identified based on the way management organizes the business by the nature of services provided to customers and how the Chief Operating Decision Maker (“CODM”) manages the business and allocates resources. The CODM for the Company is its Chief Executive Officer. The accounting policies applied to each segment are consistent with those described in the summary of significant accounting policies. Intersegment sales and transfers are accounted for as if the transactions were made with third parties, using current market prices.

The CODM evaluates the performance of reportable segments and allocates resources primarily based on segment profit (loss). Segment profit (loss) represents segment revenue less directly attributable and allocated cost of revenue and operating expenses. Segment profit (loss) is the primary measure used by the CODM and is determined in a manner consistent with the measurement principles used in preparing the consolidated financial statements in accordance with ASC 280-10-50-28A. The CODM does not evaluate the performance of segments using asset information. As such, the Company does not allocate assets to its reportable segments.

Segment profit (loss) excludes certain corporate-level expenses and non-operating items that are not allocated to the reportable segments. These items primarily include professional fees, loss on debt settlement, change in fair value of prepaid forward purchase liabilities, loss on settlement of prepaid forward contracts, and other corporate expenses managed on a consolidated basis. Such amounts are presented as reconciling items to consolidated net loss before income taxes. As a result, consolidated net loss before income taxes includes these unallocated corporate-level and non-operating items that are excluded from segment profit (loss), which gives rise to the difference between total segment profit (loss) and consolidated net loss before income taxes.

The CODM uses segment profit (loss) in the annual budgeting and forecasting process to allocate capital, marketing expenditures, and personnel resources among the property management services and holistic wellness consumer products and services. The CODM reviews segment profit (loss) on a regular basis, including comparisons of budgeted results to actual results, to evaluate margin performance, cost efficiency, and profitability trends within each segment. Segment profit (loss) is also used to compare the relative operating performance of the reportable segments in making decisions regarding expansion initiatives, product strategy, sales focus, and operational investments.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The Company has identified its operating segments based on the internal financial information reviewed by the CODM to assess performance and allocate resources. The Company’s operating segments are organized primarily based on the nature of products sold and services provided. Based on the aggregation criteria in ASC 280, the Company has determined that it has two reportable segments: property management services and holistic wellness consumer products and services.

The following tables summarize the Company’s segment information for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30, 2026
	Property management services	Holistic wellness consumer products and services	Total
Revenue from external customers	$2,255,161	$1,212,674	$3,467,835

Less:
Cost of revenue	1,881,083	304,867	2,185,950
Salary Expense	252,185	381,174	633,359
Bad debt expense	11,780	-	11,780
Other segment items	171,927	452,252	624,179
Segment profits (loss)	(61,814)	74,381	12,567

Reconciliation of segment profits (loss)
Less: Unallocated amounts
Professional fees			866,236
Other corporate income			(1,253)
Net loss before income taxes			(852,416)

	For the Six Months Ended June 30, 2025
	Property management services	Holistic wellness consumer products and services	Others	Total
Revenue from external customers	$2,089,041	$893,785	$74,497	$3,057,323

Less:
Cost of revenue	1,622,146	599,863	-	2,222,009
Segment gross profits (loss)	466,895	293,922	74,497	835,314

Less:
Salary Expense	175,350	360,719	-	536,069
Other segment items	143,189	363,595	-	506,784
Segment profits (loss)	148,356	(430,392)	74,497	(207,539)

Reconciliation of segment profits (loss)
Less: Unallocated amounts
Professional fees				971,277
Other corporate expenses				27,153
Net loss before income taxes				(1,205,970)

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Other Significant Items:

	For the Six Months Ended June 30, 2026
	Property management services	Holistic wellness consumer products and services	Others	Total
Interest expense	$895	$-	$57,293	$58,188
Depreciation and amortization	$338	$31,885	$81,221	$113,444
Capital expenditure	$-	$259,135	$-	$259,135

	For the Six Months Ended June 30, 2025
	Property management services	Holistic wellness consumer products and services	Unallocated	Total
Interest expense	$1,570	$1,372	$61,133	$63,767
Depreciation and amortization	$2,170	$11,027	$75,004	$88,201
Capital expenditure	$23,222	$-	$-	$23,222

Disaggregated information of revenues by regions are as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Singapore	$2,672,354	$2,220,450
Malaysia	795,481	836,873
Total	$3,467,835	$3,057,323